Designated Accounting Hedges - Summary of Hedge Accounting Impact on the Consolidated Statement of Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Amount reclassified from accumulated OCI to income (before-tax)		$ 0
Tax benefit (expense)	$ 47	(17)	$ 1
Cash flow hedges [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	(18)	33
Change in the value of the hedging instrument recognized in OCI (before-tax)	186	(33)
Amount reclassified from accumulated OCI to income (before-tax)	(8)	(35)
Tax benefit (expense)	(47)	17
Ending balance of AOCI - hedge reserve (after-tax)	113	(18)	33
Hedge ineffectiveness gains (losses) recognized in income	0	(1)
Cash flow hedges [member] | Foreign Exchange Risks [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	5	5
Change in the value of the hedging instrument recognized in OCI (before-tax)	(1)	6
Amount reclassified from accumulated OCI to income (before-tax)	(8)	(6)
Tax benefit (expense)	2
Ending balance of AOCI - hedge reserve (after-tax)	(2)	5	5
Hedge ineffectiveness gains (losses) recognized in income	0
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	(45)	(3)
Change in the value of the hedging instrument recognized in OCI (before-tax)	188	(56)
Amount reclassified from accumulated OCI to income (before-tax)	6	(2)
Tax benefit (expense)	(51)	16
Ending balance of AOCI - hedge reserve (after-tax)	98	(45)	(3)
Hedge ineffectiveness gains (losses) recognized in income	0
Cash flow hedges [member] | Equity share price risk [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	22	31
Change in the value of the hedging instrument recognized in OCI (before-tax)	(1)	17
Amount reclassified from accumulated OCI to income (before-tax)	(6)	(27)
Tax benefit (expense)	2	1
Ending balance of AOCI - hedge reserve (after-tax)	17	22	31
Hedge ineffectiveness gains (losses) recognized in income	0	(1)
NIFO hedges [member] | Foreign Exchange Risks [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	(1,129)	(780)
Change in the value of the hedging instrument recognized in OCI (before-tax)	6	(392)
Amount reclassified from accumulated OCI to income (before-tax)	0
Tax benefit (expense)	(16)	43
Ending balance of AOCI - hedge reserve (after-tax)	(1,139)	(1,129)	(780)
Hedge ineffectiveness gains (losses) recognized in income	0
Fair value hedges [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Gains (losses) on the hedging instruments	(93)	(114)	(24)
Gains (losses) on the hedged item attributed to hedged risk	97	83	73
Hedge ineffectiveness gains (losses) recognized in income	4	(31)	$ 49
Fair value hedges [member] | Interest rate risk [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Gains (losses) on the hedging instruments	(276)	(36)
Gains (losses) on the hedged item attributed to hedged risk	277	1
Hedge ineffectiveness gains (losses) recognized in income	1	(35)
Fair value hedges [member] | Combined foreign exchange and interest rate risk [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Gains (losses) on the hedging instruments	183	(78)
Gains (losses) on the hedged item attributed to hedged risk	(180)	82
Hedge ineffectiveness gains (losses) recognized in income	$ 3	$ 4